Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	£ 44.2	£ 35.2
Pension costs	0.2	0.2
Other long-term benefits	12.1	8.5
Share-based payments	16.5	13.2
Employer social security charges on emoluments	7.5	6.0
Costs recognised for accounting purposes	80.5	63.1
Employer social security charges on emoluments	(7.5)	(6.0)
Other long-term benefits – difference between awards granted and costs recognised	0.1	3.3
Share-based payments – difference between awards granted and costs recognised	4.2	6.1
Total remuneration awarded	£ 77.3	£ 66.5